COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Taxation
Additional taxes, fines and penalties resulting from tax audit	₽ 591
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	730	₽ 732
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 2,051	₽ 2,591